Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments
Restricted cash	$ 2,824	$ 14,717
Due from related parties	10,597	14,459
Carrying value
Financial Instruments
Cash and cash equivalents	57,730	68,153
Restricted cash	2,824	14,717
Accounts receivable, net	7,904	8,038
Due from related parties	10,597	14,459
Receivable from ZIM		25,765
Equity investment in ZIM	28,693
Accounts payable	12,510	13,124
Accrued liabilities	24,705	30,911
Long-term debt, including current portion	2,951,120	3,112,103
Vendor financing, including current portion	64,367	121,755
Carrying value | Unsecured 3% Series 1 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	6,274
Carrying value | Unsecured 5% Series 2 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	30,923
Total
Financial Instruments
Cash and cash equivalents	57,730	68,153
Restricted cash	2,824	14,717
Accounts receivable, net	7,904	8,038
Due from related parties	10,597	14,459
Receivable from ZIM		25,765
Equity investment in ZIM	32,873
Accounts payable	12,510	13,124
Accrued liabilities	24,705	30,911
Long-term debt, including current portion	2,953,327	3,114,101
Vendor financing, including current portion	64,026	121,552
Total | Unsecured 3% Series 1 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	6,274
Total | Unsecured 5% Series 2 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	$ 30,923